Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

CYPRESS ENERGY PARTNERS, L.P.

Quarterly Financial Information

(Unaudited)

The following table sets forth certain unaudited financial data for each quarter during 2014 and 2013.  The unaudited quarterly information includes all normal recurring adjustments that we consider necessary for a fair presentation of the information shown.

2014	Quarter Ended,
	( in thousands, except per unit amounts )
	March 31,	June 30,	September 30,	December 31,
Revenues	$97,523	$93,722	$111,016	$102,157
Gross margin	11,420	12,303	13,281	12,059
Impairments	-	-	-	32,546
Net income (loss)	3,517	4,929	5,097	(28,722)
Net income (loss) attributable to partners	2,744	3,680	3,555	(30,131)
Net income (loss) per common limited partner unit – basic	0.18	0.31	0.30	(2.51)
Net income (loss) per common limited partner unit – diluted	0.17	0.31	0.30	(2.51)
Net income (loss) per subordinated limited partner unit –basic and diluted	0.18	0.31	0.30	(2.51)

2013	Quarter Ended,
	( in thousands )
	March 31,	June 30,	September 30,	December 31,
Revenues	$5,337	$9,176	$116,980	$117,640
Gross margin	3,755	3,725	14,311	13,652
Impairments	-	-	-	4,131
Gain on reversal of contingent consideration	-	11,250	-	-
Income tax expense	-	53	1,211	13,973
Net income	2,231	12,824	4,488	(15,188)
Net income attributable to controlling interests	2,231	12,824	4,488	(15,210)